Weighted-Average Assumptions used to Determine Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	69.30%	70.80%
Expected term (years)	5 years 10 months 24 days	6 years 1 month 6 days
Risk-free interest rate	1.10%	0.90%
Dividend rate	0.00%	0.00%